SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the consolidated financial statements were issued and no subsequent events, other than noted below, occurred that require accrual or disclosure.

At the extraordinary general meeting of shareholders of the Company held on January 6, 2026, the shareholders approved, among other things, that (i) the voting rights attached to each Class B ordinary share be increased from fifty (50) votes to two hundred (200) votes on all matters subject to vote at general meetings of the Company, (ii) the Company’s authorized share capital be increased from US$25,000,000 divided into 156,250,000,000 ordinary shares of a par value of US$0.00016 each, comprising 125,000,000,000 Class A ordinary shares of a par value of US$0.00016 each and 31,250,000,000 Class B ordinary shares of a par value of US$0.00016 each, to US$240,000,000 divided into 1,500,000,000,000 ordinary shares of a par value of US$0.00016 each, comprising 1,200,000,000,000 Class A ordinary shares of a par value of US$0.00016 each and 300,000,000,000 Class B ordinary shares of a par value of US$0.00016 each, (iii) a new round of share consolidations of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares be implemented, at any one time or multiple times during a period of up to two years of the date of the meeting, at the exact consolidation ratio and effective time as the Board may determine from time to time in its absolute discretion, provided that the accumulative consolidation ratio for all such share consolidations shall not be more than 4000:1, and the Board be authorized, at its absolute and sole discretion, to implement one or more share consolidations, and determine the exact consolidation ratio and effective date of each of such share consolidations, with any fractional shares rounding up to the nearest whole share, during a period of two years of the date of the meeting. It was further approved and authorized, among others, that the third amended and restated memorandum and articles of association of the Company be amended and restated by their deletion in their entirety and the substitution in their place with the fourth amended and restated memorandum and articles of association to reflect the share capital increase and the increase of voting rights of Class B ordinary shares, with immediate effect.

In February 2026, the Company offered 30,000 units, each consisting of one Class A ordinary share, par value of $0.0128 per share of the Company, together with one warrant, each to purchase up to one Class A ordinary Share, at an offering price of $252.8 per Unit.

In February 2026, offered 271,250 units, each consisting of one Class A ordinary share, par value of $0.0128 per share, of the Company, together with one warrant, each to initially purchase up to one Class A ordinary share, at an offering price of $25.848 per Unit.

In March 2026, the Company completed the disposal of equity interests in Elong Power International Co., Limited and its subsidiaries to a non-affiliated third party for a purchase price of $10,000. Based on the carrying value of the Disposal Group’s net liabilities as of the disposal date, the Company recognized an estimated gain on disposal of approximately $19.1 million as of the disposal date.

The Company effected an 80-for-1 share consolidation on March 12, 2026, with fractional shares rounded up to the nearest whole share. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the cumulative effect of this and the prior 16-for-1 reverse stock split effected in December 2025.

Effective April 1, 2026, the Company’s Class A ordinary shares were transferred from the Nasdaq Global Market to the Nasdaq Capital Market. The ticker symbol and CUSIP number remain unchanged.

On April 8, 2026, the Company entered into a Partial Loan Settlement Agreement (the “Agreement”) with Ms. Liu, and Gracedan Co., Limited, a Cayman Islands company controlled by Ms. Liu, pursuant to which the Company agreed to issue 10,000 Class B ordinary shares of the Company (the “Shares”), valued at $1.56 per share, the closing price of the Company’s Class A ordinary shares as of April 7, 2026, to Gracedan Co., Limited to settle $15,600 of the principal of the Loan owed. On April 13, 2026, pursuant to the Agreement, the Company issued the Shares to Ms. Liu.